Schedule of investments
Delaware Ivy VIP Pathfinder Conservative
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.86%
Global / International Equity Funds — 10.01%
Delaware Ivy VIP International Core EquityClass II	371,366	$ 5,667,042
Delaware VIP Global Value EquityClass II	611,218	2,970,521
		8,637,563
Taxable Fixed Income Funds — 54.75%
Delaware Ivy VIP Corporate BondClass II	5,264,996	24,324,282
Delaware Ivy VIP High IncomeClass I	364,747	1,061,414
Delaware Ivy VIP Limited-Term BondClass II	4,700,890	21,859,140
		47,244,836
US Equity Funds — 35.10%
Delaware Ivy VIP Core EquityClass II	659,541	8,052,992
Delaware Ivy VIP GrowthClass II	955,776	8,592,429
Delaware Ivy VIP Mid Cap GrowthClass I	317,001	3,379,226
Delaware Ivy VIP Small Cap GrowthClass I	98,059	648,172
Delaware Ivy VIP Smid Cap CoreClass II	165,079	1,893,457
Delaware Ivy VIP ValueClass II	1,375,384	7,729,655
		30,295,931
Total Affiliated Mutual Funds (cost $104,600,599)		86,178,330

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	53,205	$ 53,205
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	53,205	53,205
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	53,206	53,206
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	53,206	53,206
Total Short-Term Investments (cost $212,822)		212,822

Total Value of Securities—100.11% (cost $104,813,421)		86,391,152
Liabilities Net of Receivables and Other Assets—(0.11%)		(96,302)
Net Assets Applicable to 19,603,235 Shares Outstanding—100.00%		$86,294,850
NQ-IV046 [3/23] 5/23 (2912880)    1